PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$17,922	$15,644
Office furniture and equipment	3,490	4,367
Leasehold improvements	22,449	22,040
	43,861	42,051
Accumulated depreciation:
Computers and peripheral equipment	9,093	9,745
Office furniture and equipment	2,368	2,734
Leasehold improvements	3,152	2,251
	14,613	14,730
Depreciated cost	$29,248	$27,321

Depreciation expenses amounted to $3,765, $3,351 and $2,051 for the years ended December 31, 2025, 2024 and 2023, respectively.